Schedule of accrued expenses (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Accrued Expenses
Accrued expenses	$ 511,170	$ 465,249
Salaries payable	7,760	31,500
Current accrued expenses	$ 518,930	$ 496,749